Information Concerning Guarantor and Non-Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2012
Information Concerning Guarantor and Non-Guarantor Subsidiaries

19. Information Concerning Guarantor and Non-Guarantor Subsidiaries

On April 3, 2013, RHP Hotel Properties, LP (the “Operating Partnership”) and RHP Finance Corporation, subsidiaries of the Company, completed the private placement of $350 million in aggregate principal amount of senior notes due 2021 (the 5% Senior Notes”), which are guaranteed by the Company and certain of its subsidiaries. The 5% Senior Notes have a maturity date of April 15, 2021 and bear interest at 5% per annum, payable semi-annually in cash in arrears on April 15 and October 15 of each year, beginning October 15, 2013. The 5% Senior Notes are general unsecured and unsubordinated obligations of the issuing subsidiaries and rank equal in right of payment with such subsidiaries’ existing and future senior unsecured indebtedness and senior in right of payment to future subordinated indebtedness, if any. The 5% Senior Notes are effectively subordinated to the issuing subsidiaries’ secured indebtedness to the extent of the value of the assets securing such indebtedness.

The 5% Senior Notes are guaranteed on a senior unsecured basis by the Company, each of the Company’s four wholly-owned subsidiaries that own the Gaylord Hotels properties, and certain other of the Company’s subsidiaries, each of which guarantees the Operating Partnership’s $1 billion credit facility (such subsidiary guarantors, together with the Company, the “Guarantors”). The subsidiary Guarantors are 100% owned, and the guarantees are full and unconditional and joint and several. Not all of the Company’s subsidiaries have guaranteed the 5% Senior Notes. The guarantees rank equally in right of payment with the applicable guarantor’s existing and future senior unsecured indebtedness and senior in right of payment to any future subordinated indebtedness of such guarantor. The 5% Senior Notes are effectively subordinated to any secured indebtedness of any guarantor to the extent of the value of the assets securing such indebtedness and structurally subordinated to all indebtedness and other obligations of the Operating Partnership’s subsidiaries that do not guarantee the 5% Senior Notes.

The following condensed consolidating financial information as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 includes certain allocations of revenues and expenses based on management’s best estimates, which are not necessarily indicative of financial position, results of operations and cash flows that these entities would have achieved on a stand-alone basis. As further described in Note 2, on October 1, 2012, the Company and its subsidiaries completed a restructuring of assets and operations in connection with the Company’s transition to a REIT. For purposes of presenting the condensed consolidating financial information the results of the subsidiaries that own the hotel properties are reflected in the guarantor results for periods commencing October 1, 2012. The Operating Partnership was formed in 2012 and had no results prior to October 1, 2012.

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

(in thousands)	Parent Guarantor	Issuer	Guarantors	Non- Guarantors	Eliminations	Consolidated
Revenues	$6,281	$—	$66,211	$987,535	$(73,433)	$986,594
Operating expenses:
Operating costs	—	—	8,794	629,188	(67,077)	570,905
Selling, general and administrative	19,790	—	2,710	159,856	(103)	182,253
Management fees	—	—	—	4,337	—	4,337
Corporate overhead allocation	—	—	—	6,253	(6,253)	—
REIT conversion costs	42,303	—	—	59,661	—	101,964
Casualty loss	429	—	—	429	—	858
Preopening costs	22	—	—	318	—	340
Depreciation and amortization	2,377	—	9,960	118,354	—	130,691

Operating income (loss)	(58,640)	—	44,747	9,139	—	(4,754)
Interest expense, net of amounts capitalized	(54,896)	(4,584)	(10,841)	(110,821)	122,560	(58,582)
Interest income	100,455	—	2,609	31,803	(122,560)	12,307
Income from unconsolidated companies	—	—	—	109	—	109
Other gains and (losses)	20,000	—	—	2,251	—	22,251

Income (loss) before income taxes and discontinued operations	6,919	(4,584)	36,515	(67,519)	—	(28,669)
(Provision) benefit for income taxes	(12,311)	1,638	(14,580)	27,287	—	2,034
Equity in subsidiaries’ losses, net	(21,252)	—	—	—	21,252	—

Income (loss) from continuing operations	(26,644)	(2,946)	21,935	(40,232)	21,252	(26,635)
Income (loss) from discontinued operations, net of taxes	—	—	—	(9)	—	(9)

Net income (loss)	$(26,644)	$(2,946)	$21,935	$(40,241)	$21,252	$(26,644)

Comprehensive income (loss)	$(15,216)	$(2,946)	$21,935	$(40,241)	$21,252	$(15,216)

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended December 31, 2011

(in thousands)	Parent Guarantor	Issuer	Guarantors	Non- Guarantors	Eliminations	Consolidated
Revenues	$6,064	$—	$—	$952,890	$(6,810)	$952,144
Operating expenses:
Operating costs	—	—	—	567,161	(771)	566,390
Selling, general and administrative	17,631	—	—	161,670	—	179,301
Corporate overhead allocation	—	—	—	6,039	(6,039)	—
Casualty loss	336	—	—	889	—	1,225
Preopening costs	48	—	—	360	—	408
Depreciation and amortization	3,852	—	—	121,437	—	125,289

Operating income (loss)	(15,803)	—	—	95,334	—	79,531
Interest expense, net of amounts capitalized	(75,626)	—	—	(120,851)	121,804	(74,673)
Interest income	103,686	—	—	30,578	(121,804)	12,460
Income from unconsolidated companies	—	—	—	1,086	—	1,086
Other gains and (losses)	(36)	—	—	(880)	—	(916)

Income before income taxes and discontinued operations	12,221	—	—	5,267	—	17,488
Provision for income taxes	(2,743)	—	—	(4,677)	—	(7,420)
Equity in subsidiaries’ earnings, net	699	—	—	—	(699)	—

Income from continuing operations	10,177	—	—	590	(699)	10,068
Income from discontinued operations, net of taxes	—		—	109	—	109

Net income	$10,177	$—	$—	$699	$(699)	$10,177

Comprehensive income	$2,235	$—	$—	$699	$(699)	$2,235

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

(in thousands)	Parent Guarantor	Issuer	Guarantors	Non- Guarantors	Eliminations	Consolidated
Revenues	$12,556	$—	$—	$770,672	$(13,267)	$769,961
Operating expenses:
Operating costs	—	—	—	475,253	(644)	474,609
Selling, general and administrative	22,582	—	—	135,624	(37)	158,169
Corporate overhead allocation	—	—	—	12,532	(12,532)	—
Casualty loss	4,921	—	—	37,400	—	42,321
Preopening costs	—	—	—	55,341	(54)	55,287
Depreciation and amortization	4,576	—	—	100,985	—	105,561

Operating loss	(19,523)	—	—	(46,463)	—	(65,986)
Interest expense, net of amounts capitalized	(83,118)	—	—	(116,428)	118,120	(81,426)
Interest income	98,217	—	—	33,027	(118,120)	13,124
Income from unconsolidated companies	—	—	—	608	—	608
Net gain on extinguishment of debt	1,299	—	—	—	—	1,299
Other gains and (losses)	(54)	—	—	(481)	—	(535)

Loss before income taxes and discontinued operations	(3,179)	—	—	(129,737)	—	(132,916)
Benefit for income taxes	19	—	—	40,699	—	40,718
Equity in subsidiaries’ losses, net	(85,968)	—	—	—	85,968	—

Loss from continuing operations	(89,128)	—	—	(89,038)	85,968	(92,198)
Income from discontinued operations, net of taxes	—	—	—	3,070	—	3,070

Net loss	$(89,128)	$—	$—	$(85,968)	$85,968	$(89,128)

Comprehensive loss	$(83,790)	$—	$—	$(85,968)	$85,968	$(83,790)

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

As of December 31, 2012

(in thousands)	Parent Guarantor	Issuer	Guarantors	Non- Guarantors	Eliminations	Consolidated
ASSETS:
Current assets:
Cash and cash equivalents — unrestricted	$—	$—	$(595)	$97,765	$—	$97,170
Cash and cash equivalents — restricted	—	—	—	6,210	—	6,210
Trade receivables, net	—	—	—	55,343	—	55,343
Deferred income taxes	—	940	(2,094)	11,842	—	10,688
Other current assets	—	—	—	41,972	(138)	41,834
Intercompany receivables, net	485,219	—	—	—	(485,219)	—

Total current assets	485,219	940	(2,689)	213,132	(485,357)	211,245
Property and equipment, net of accumulated depreciation	—	—	1,798,827	350,172	—	2,148,999
Notes receivable, net of current portion	—	—	—	138,975	—	138,975
Long-term deferred financing costs	—	11,347	—	—	—	11,347
Other long-term assets	1,202,809	2,771,696	1,208,937	482,505	(5,633,702)	32,245
Long-term assets of discontinued operations	—	—	—	328	—	328

Total assets	$1,688,028	$2,783,983	$3,005,075	$1,185,112	$(6,119,059)	$2,543,139

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Current liabilities:
Current portion of long-term debt and capital lease obligations	$129,672	$—	$—	$686	$—	$130,358
Accounts payable and accrued liabilities	—	15,514	(1,535)	204,667	(422)	218,224
Intercompany payables, net	—	485,219	—	—	(485,219)	—
Current liabilities of discontinued operations	—	—	—	237	—	237

Total current liabilities	129,672	500,733	(1,535)	205,590	(485,641)	348,819
Long-term debt and capital lease obligations, net of current portion	355,547	545,000	—	958	—	901,505
Deferred income taxes	(386)	(508)	97,580	2,940	—	99,626
Deferred management rights proceeds	—	—	—	186,346	—	186,346
Other long-term liabilities	—	—	83,477	68,956	361	152,794
Long-term liabilities of discontinued operations	—	—	—	528	(77)	451
Commitments and contingencies
Stockholders’ equity:
Preferred stock	—	—	—	—	—	—
Common stock	526	—	—	2,387	(2,387)	526
Additional paid-in capital	1,250,975	1,741,704	2,803,618	1,184,041	(5,729,363)	1,250,975
Treasury stock	(7,234)	—	—	—	—	(7,234)
Retained earnings	(41,072)	(2,946)	21,935	(442,031)	98,048	(366,066)
Accumulated other comprehensive loss	—	—	—	(24,603)	—	(24,603)

Total stockholders’ equity	1,203,195	1,738,758	2,825,553	719,794	(5,633,702)	853,598

Total liabilities and stockholders’ equity	$1,688,028	$2,783,983	$3,005,075	$1,185,112	$(6,119,059)	$2,543,139

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

As of December 31, 2011

(in thousands)	Parent Guarantor	Issuer	Guarantors	Non- Guarantors	Eliminations	Consolidated
ASSETS:
Current assets:
Cash and cash equivalents — unrestricted	$37,562	$—	$—	$6,826	$—	$44,388
Cash and cash equivalents — restricted	1,150	—	—	—	—	1,150
Trade receivables, net	—	—	—	41,939	—	41,939
Deferred income taxes	2,195	—	—	6,446	—	8,641
Other current assets	2,709	—	—	45,986	(157)	48,538
Intercompany receivables, net	1,745,415	—	—	—	(1,745,415)	—

Total current assets	1,789,031	—	—	101,197	(1,745,572)	144,656
Property and equipment, net of accumulated depreciation	43,733	—	—	2,165,394	—	2,209,127
Notes receivable, net of current portion	—	—	—	142,567	—	142,567
Long-term deferred financing costs	15,947	—	—	—	—	15,947
Other long-term assets	657,942	—	—	359,216	(966,445)	50,713
Long-term assets of discontinued operations	—	—	—	390	—	390

Total assets	$2,506,653	$—	$—	$2,768,764	$(2,712,017)	$2,563,400

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Current liabilities:
Current portion of long-term debt and capital lease obligations	$—	$—	$—	$755	$—	$755
Accounts payable and accrued liabilities	17,944	—	—	151,472	(441)	168,975
Intercompany payables, net	—	—	—	1,745,415	(1,745,415)	—
Current liabilities of discontinued operations	—	—	—	186	—	186

Total current liabilities	17,944	—	—	1,897,828	(1,745,856)	169,916
Long-term debt and capital lease obligations, net of current portion	1,071,426	—	—	1,644	—	1,073,070
Deferred income taxes	(35,604)	—	—	143,823	—	108,219
Other long-term liabilities	82,358	—	—	83,490	361	166,209
Long-term liabilities of discontinued operations	—	—	—	528	(77)	451
Commitments and contingencies
Stockholders’ equity:
Preferred stock	—	—	—	—	—	—
Common stock	484	—	—	2,389	(2,389)	484
Additional paid-in capital	929,904	—	—	1,040,852	(1,040,852)	929,904
Treasury stock	(4,599)	—	—	—	—	(4,599)
Retained earnings	480,771	—	—	(401,790)	76,796	155,777
Accumulated other comprehensive loss	(36,031)	—	—	—	—	(36,031)

Total stockholders’ equity	1,370,529	—	—	641,451	(966,445)	1,045,535

Total liabilities and stockholders’ equity	$2,506,653	$—	$—	$2,768,764	$(2,712,017)	$2,563,400

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2012

(in thousands)	Parent Guarantor		Issuer	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net cash provided by (used in) continuing operating activities	$67,789		$120,000	$(490)	$(10,905)	$—	$176,394
Net cash provided by discontinued operating activities	—		—	—	76	—	76

Net cash provided by (used in) operating activities	67,789		120,000	(490)	(10,829)	—	176,470

Purchases of property and equipment	(7,362)		—	(105)	(87,766)	—	(95,233)
Sale of management rights and intellectual property	20,000		—	—	190,000	—	210,000
Collection of notes receivable	—		—	—	4,480	—	4,480
Increase in restricted cash and cash equivalents	—		—	—	(5,060)	—	(5,060)
Other investing activities	—		—	—	869	—	869

Net cash provided by (used in) investing activities — continuing operations	12,63	8	—	(105)	102,523	—	115,056
Net cash used in investing activities — discontinued operations	—		—	—	—	—	—

Net cash provided by (used in) investing activities	12,63	8	—	(105)	102,523	—	115,056

Net borrowings (repayments) under credit facility	65,000		(120,000)	—	—	—	(55,000)
Deferred financing costs paid	(376)		—	—	—	—	(376)
Proceeds from the issuance of common stock	32,722		—	—	—	—	32,722
Repurchase of Company stock for retirement	(185,400)		—	—	—	—	(185,400)
Payment of dividend	(62,007)		—	—	—	—	(62,007)
Proceeds from exercise of stock option and purchase plans	25,336		—	—	—	—	25,336
Excess tax benefit from stock-based compensation	6,736		—	—	—	—	6,736
Other financing activities, net	—		—	—	(755)	—	(755)

Net cash used in financing activities — continuing operations	(117,989)		(120,000)	—	(755)	—	(238,744)
Net cash used in financing activities — discontinued operations	—		—	—	—	—	—

Net cash used in financing activities	(117,989)		(120,000)	—	(755)	—	(238,744)

Net change in cash and cash equivalents	(37,562)		—	(595)	90,939	—	52,782
Cash and cash equivalents at beginning of year	37,562		—	—	6,826	—	44,388

Cash and cash equivalents at end of year	$—		$—	$(595)	$97,765	$—	$97,170

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2011

(in thousands)	Parent Guarantor	Issuer	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net cash provided by continuing operating activities	$31,002	$—	$—	$122,902	$—	$153,904
Net cash provided by discontinued operating activities	—	—	—	15	—	15

Net cash provided by operating activities	31,002	—	—	122,917	—	153,919

Purchases of property and equipment	(6,110)	—	—	(126,482)	—	(132,592)
Collection of notes receivable	—	—	—	2,465	—	2,465
Other investing activities	3	—	—	1,845	—	1,848

Net cash used in investing activities — continuing operations	(6,107)	—	—	(122,172)	—	(128,279)
Net cash used in investing activities — discontinued operations	—	—	—	—	—	—

Net cash used in investing activities	(6,107)	—	—	(122,172)	—	(128,279)

Net repayments under credit facility	(100,000)	—	—	—	—	(100,000)
Deferred financing costs paid	(10,074)	—	—	—	—	(10,074)
Proceeds from exercise of stock option and purchase plans	4,828	—	—	—	—	4,828
Other financing activities, net	—	—	—	(404)	—	(404)

Net cash used in financing activities — continuing operations	(105,246)	—	—	(404)	—	(105,650)
Net cash used in financing activities — discontinued operations	—	—	—	—	—	—

Net cash used in financing activities	(105,246)	—	—	(404)	—	(105,650)

Net change in cash and cash equivalents	(80,351)	—	—	341	—	(80,010)
Cash and cash equivalents at beginning of year	117,913	—	—	6,485	—	124,398

Cash and cash equivalents at end of year	$37,562	$—	$—	$6,826	$—	$44,388

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2010

(in thousands)	Parent Guarantor	Issuer	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net cash provided by (used in) continuing operating activities	$(54,296)	$—	$—	$193,206	$—	$138,910
Net cash provided by discontinued operating activities	—	—	—	574	—	574

Net cash provided by (used in) operating activities	(54,296)	—	—	193,780	—	139,484

Purchases of property and equipment	(1,772)	—	—	(192,875)	—	(194,647)
Collection of notes receivable	—	—	—	4,161	—	4,161
Other investing activities	—	—	—	148	—	148

Net cash used in investing activities — continuing operations	(1,772)	—	—	(188,566)	—	(190,338)
Net cash used in investing activities — discontinued operations	—	—	—	(1,460)	—	(1,460)

Net cash used in investing activities	(1,772)	—	—	(190,026)	—	(191,798)

Repurchases of senior notes	(26,965)	—	—	—	—	(26,965)
Proceeds from exercise of stock option and purchase plans	26,075	—	—	—	—	26,075
Other financing activities, net	(1,000)	—	—	(1,427)	—	(2,427)

Net cash used in financing activities — continuing operations	(1,890)	—	—	(1,427)	—	(3,317)
Net cash used in financing activities — discontinued operations	—	—	—	—	—	—

Net cash used in financing activities	(1,890)	—	—	(1,427)	—	(3,317)

Net change in cash and cash equivalents	(57,958)	—	—	2,327	—	(55,631)
Cash and cash equivalents at beginning of year	175,871	—	—	4,158	—	180,029

Cash and cash equivalents at end of year	$117,913	$—	$—	$6,485	$—	$124,398